1997 ANNUAL REPORT


IDS
Equity Select
Fund
(prospectus enclosed)


(icon of) three pine trees

The goals of IDS Equity Select Fund, Inc. are growth of capital and income. The Fund invests primarily in moderate growth stocks that generally pay dividends and debt securities.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS
Financial
Advisors

Distributed by American Express Financial Advisors Inc.

(icon of) three pine trees

Budding blue chips

When most people think of stocks, they tend to focus on the notable names in American business -- the blue chips, as they're known. But there's another group of companies that, though smaller and less well-known, boast impressive business histories. These mid-size companies, which we call "budding blue chips," are the foundation of Equity Select Fund. Often, they enjoy a dominant position in their business. For an investor, this means an opportunity to participate in the growth that's likely for these companies and the potential for rising stock prices.

(icon of) one open book inside of another

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

 Contents

     1997 annual report

     From the chairman                                                4
     From the portfolio manager                                       4
     The Fund's ten largest holdings                                  6
     Making the most of the Fund                                      7
     The Fund's long-term performance                                 8
     Independent auditors' report                                     9
     Financial statements                                            10
     Notes to financial statements                                   13
     Investments in securities                                       23
     IDS mutual funds                                                26
     Federal income tax information                                  30

     1998 prospectus

     The Fund in brief                                               3p
     Goals                                                           3p
     Investment policies and risks                                   3p
     Manager and distributor                                         3p
     Portfolio manager                                               3p
     Alternative purchase arrangements                               3p

     Sales charge and Fund expenses                                  4p

     Performance                                                     6p
     Financial highlights                                            6p
     Total returns                                                   8p

     Investment policies and risks                                  10p
     Facts about investments and their risks                        10p
     Alternative investment option                                  16p
     Valuing Fund shares                                            17p

     How to purchase, exchange or redeem shares                     18p
     Alternative purchase arrangements                              18p
     How to purchase shares                                         20p
     How to exchange shares                                         23p
     How to redeem shares                                           24p
     Reductions and waivers of the sales charge                     29p

     Special shareholder services                                   34p
     Services                                                       34p
     Quick telephone reference                                      34p

     Distributions and taxes                                        35p
     Dividend and capital gain distributions                        35p
     Reinvestments                                                  36p
     Taxes                                                          36p
     How to determine the correct TIN                               38p

     How the Fund is organized                                      39p
     Shares                                                         39p
     Voting rights                                                  39p
     Shareholder meetings                                           39p
     Board members and officers                                     39p
     Investment manager                                             41p
     Administrator and transfer agent                               42p
     Distributor                                                    42p

     About American Express Financial Corporation                   44p
     General information                                            44p

     Appendix                                                       45p
     Descriptions of derivative instruments                         45p

(This annual report is not part of the prospectus.)

To our shareholders

From the chairman

If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines - whether they're brief or long-lasting, moderate or substantial - are always a possibility. We saw evidence of that in late October, when declines in certain Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

That fact reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.




William R. Pearce
(picture of) William R. Pearce
William R. Pearce
Chairman of the board

From the portfolio manager

IDS Equity Select Fund enjoyed a productive fiscal year, as it took advantage of a strong performance by the U.S. stock market. From December 1996 through November 1997, investors in the Fund's Class A shares realized a total return of 23.6%. (A substantial portion of the return came in the form of a capital gain, which was paid to shareholders in December 1996 and reduced the Fund's net asset value by the same amount at that time.)

For most of the 12 months, stocks experienced highly favorable conditions. The economy continued to grow at a solid pace; inflation remained low; corporate profits were healthy; and long-term interest rates stayed within a comfortable range. In that positive environment, the stock market mounted a powerful rally that, aside from a brief retreat last spring when long-term interest rates temporarily shot up, lasted until mid-summer. At that point, the advance began to stall out, capped by a sharp decline in late October brought on by market meltdowns in several Asian countries. Still, with the remarkable resilience it has shown in recent years, the U.S. market rebounded in November to close the period on a positive note.

More growth, large companies

As for the Fund, after becoming manager in January 1997, I made some changes to its holdings. These include reducing the number of "cyclical" stocks (those of companies whose fortunes tend to follow the direction of the economy) in favor of growth stocks (those of companies with more consistent, above-average earnings histories). In many cases, this approach led me toward more consumer-product companies, as opposed to the industrial businesses that had long been a staple of this Fund. On a broader scale, I also added more stocks of larger companies. The portfolio is now split about evenly between stocks of mid-size and large, well-established companies.

Looking at specific investments, the greatest areas of concentration were in three stock sectors: technology, financial services and health care, each of which made sizable contributions to Fund performance. Although they constituted much smaller investments, holdings in the media, retailing and oil services sectors also provided good gains. There were some laggards, of course, including aerospace, beverage/tobacco and chemical stocks. Fortunately, they made up minor portions of the portfolio. Also working in the Fund's favor was my decision to maintain a relatively low level of cash reserves, which provided a meager return compared with that of stocks as a whole.

As I write this report in mid-December, I think that consistent earnings growth will be critical to stock performance in the new fiscal year. Therefore, I'm emphasizing stocks of high-quality companies that appear most able to deliver such results. In addition, when possible, I'm favoring stocks whose prices still offer reasonable value. I expect that combination will provide the best opportunity for gain in the period ahead.




Betty J. Tebault
(picture of) Betty J. Tebault
Betty J. Tegault
Portfolio manager


(This annual report is not part of the prospectus.)

Class A
12-month performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997        $15.76
Nov. 30, 1996        $14.71
Increase             $ 1.05

Distributions
Dec. 1, 1996 - Nov. 30, 1997

From income          $ 0.35
From capital gains   $ 1.58
Total distribution   $ 1.93

Total return*        +23.6%**

Class B
12-month performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997        $15.60
Nov. 30, 1996        $14.63
Increase             $ 0.97

Distributions
Dec. 1, 1996 - Nov. 30, 1997

From income          $ 0.29
From capital gains   $ 1.58
Total distribution   $ 1.87

Total return*        +22.6%**

Class Y
12-month performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997        $15.77
Nov. 30, 1996        $14.72
Increase             $ 1.05

Distributions
Dec. 1, 1996 - Nov. 30, 1997

From income          $ 0.36
From capital gains   $ 1.58
Total distribution   $ 1.94

Total return*        +23.7%**

* The prospectus discusses the effect of sales charges, if any, on the various classes.

** The total return is a hypothetical investment in the Fund with all distributions reinvested.

(This annual report is not part of the prospectus.)

 The Fund's ten largest holdings


                                        Percent                        Value
                         (of Fund's net assets)         (as of Nov. 30, 1997)

 Tyco Intl                                2.93%                  $29,830,000

 Guidant                                  2.08                    21,202,500

 Safeway                                  1.91                    19,440,000

 Compaq Computer                          1.86                    18,887,344

 Tenet Healthcare                         1.77                    18,061,875

 Kohl's                                   1.74                    17,731,875

 Martin Marietta Materials                1.70                    17,312,500

 ACE                                      1.66                    16,872,500

 Washington Mutual                        1.60                    16,244,375

 USA Waste Service                        1.59                    16,200,625


(icon of) pie chart

The ten holdings listed here make up 18.84% of the Fund's net assets


(This annual report is not part of the prospectus.)

Making the most of the Fund

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

(This annual report is not part of the prospectus.)

 The Fund's long-term performance

     Three ways to benefit from a mutual fund:

     o your shares increase in value when the Fund's investments do well

     o you receive capital gains when the gains on investments sold by the Fund exceed losses

     o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

      All three make up your total return and you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How your $10,000 has grown in IDS Equity Select Fund

$50,000
                                                    X
                                                    $43,558 Equity Select
                                                    Fund Class A
$40,000


                                         X
                                         S&P 500 Stock Index
$30,000


                                  X
                                  Lipper Growth & Income Fund Index
$20,000

$10,000

$9,500

'87  '88  '89  '90  '91  '92  '93  '94  '95  '96  '97

 Average annual total return
 (as of Nov. 30, 1997)
                        1 year      Since       5 years    10 years
                                  inception
       Class A          +17.38%         --%     +15.69%    +15.84%
       Class B          +18.62%    +25.39%*         --%        --%
       Class Y          +23.68%    +27.45%*         --%        --%

*Inception date was March 20, 1995.

      Assumes: o Holding period from 12/1/87 to 11/30/97. o Returns do not reflect taxes payable on distributions. o Reinvestment of all income and capital gain distributions for theFund, with a value of $23,274. Also see "Performance" in the Fund's current prospectus.

      Standard and Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Fund invests.

      Lipper Growth and Income Fund Index, an unmanaged index, published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

      On the graph above you can see how the Fund's total returncompared to two widely cited performance indexes, the S&P 500 and the Lipper Growth & Income Fund Index. In comparing Equity Select Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #86 to Registration Statement No. 2-13188 filed on or about January 27, 1998, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

      Federal income tax information

      IDS Equity Select Fund, Inc.

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

      IDS Equity Select Fund, Inc.
      Fiscal year ended Nov. 30, 1997


      Class A

      Income distributions

      taxable as dividend income, 100.00% qualifying for deduction by corporations.

      Payable date                                                 Per share

      Dec. 27, 1996                                                 $0.30120
      March 27, 1997                                                 0.01750
      June 27, 1997                                                  0.01623
      Sept. 26, 1997                                                 0.01247
      Total                                                         $0.34740

      Capital gain distribution

      taxable for long-term capital gain.

      Payable date                                                 Per share

      Dec. 27, 1996                                                 $1.58226
      Total distributions                                           $1.92966

      The distribution of $1.88346 per share, payable Dec. 27, 1996, consisted of $0.01021 from net investment income, $0.29099 from net short-term and $1.58226 from net long-term capital gains.

(This annual report is not part of the prospectus.)

      Class B

      Income distributions

      taxable as dividend income, 100.00% qualifying for deductions by corporations.

      Payable date                                                 Per share

      Dec. 27, 1996                                                 $0.29099

      Capital gain distribution

      taxable for long-term capital gain.

      Payable date                                                 Per share

      Dec. 27, 1996                                                 $1.58226
      Total distributions                                           $1.87325

      The distribution of $1.87325 per share, payable Dec. 27, 1996, consisted of $0.29099 from net short-term and $1.58226 from net long-term capital gains.


      Class Y

      Income distributions

      taxable as dividend income, 100.00% qualifying for deduction by corporations.

      Payable date                                                 Per share

      Dec. 27, 1996                                                 $0.30710
      March 27, 1997                                                 0.02301
      June 27, 1997                                                  0.02013
      Sept. 26, 1997                                                 0.00663
      Total                                                         $0.35687

      Capital gain distribution

      taxable for long-term capital gain.

      Payable date                                                 Per share

      Dec. 27, 1996                                                 $1.58226
      Total distributions                                           $1.93913

      The distribution of $1.88936 per share, payable Dec. 27, 1996, consisted of $0.01611 from net investment income, $0.29099 from net short-term and $1.58226 from net long-term capital gains.


(This annual report is not part of the prospectus.)

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800


TTY Service                 For the hearing impaired               800-846-4852


American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

AMERICAN EXPRESS Financial Advisors


IDS Equity Select Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.